Property, Plant, and Equipment (Details ARO) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Asset Retirement Obligations
Asset Retirement Obligations, Noncurrent	$ 791		$ 497
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance	561		579
Liabilities incurred	101		8
Liabilities settled	(21)	[1]	(31)	[1]
Accretion expense	44		53
Revisions	146	[2]	(48)	[2]
Ending balance	831		561
Charges related to leak at underground storage facility [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Liabilities settled	(7)		(25)
Revisions			9
Asset Retirement Obligation Costs [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Transco's annual funding commitment for ARO	$ 36

[1]	For 2014 and 2013 liabilities settled include $7 million and $25 million, respectively, related to the abandonment of certain of Transco’s natural gas storage caverns that are associated with a leak in 2010.
[2]	Several factors are considered in the annual review process, including inflation rates, current estimates for removal cost, discount rates, and the estimated remaining life of the assets. The 2014 revisions primarily reflect an increase in the estimated retirement costs for our offshore pipelines, an increase in the inflation rate and decreases in the discount rates used in the annual review process. The 2013 revision primarily reflects increases in the estimated remaining useful life of the assets. The 2013 revision also includes an increase of $9 million related to changes in the timing and method of abandonment on certain of Transco’s natural gas storage caverns that were associated with a leak in 2010.